Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Schedule of Accounts Receivable from Related Parties
The Company's accounts receivable from related parties as of March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Collins	$3,261	$—
Wallace LP	3,594	3,672
Collins & Wallace Holdings, LLC	252	—
	$7,107	$3,672

Schedule of Oil and Natural Gas Properties
The Company's oil and natural gas properties as of March 31, 2014 and December 31, 2013 consisted of the following:

	March 31, 2014	December 31, 2013
	(In thousands)
Proved oil and natural gas properties	$1,064,430	$562,019
Unproved oil and natural gas properties	508,627	33,467
Total oil and natural gas properties	1,573,057	595,486
Less: accumulated depletion	(95,899)	(88,514)
Total oil and natural gas properties, net	$1,477,158	$506,972

The Predecessor's oil and natural gas properties as of December 31, 2013 and 2012 consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Proved oil and natural gas properties	$562,019	$447,369
Unproved oil and natural gas properties	33,467	29,447
Less: accumulated depletion	(88,514)	(60,489)
	$506,972	$416,327
Aggregate capitalized costs related to oil and natural gas production activities with applicable accumulated depreciation, depletion, amortization and impairment are presented below for the years ended December 31:

	2013	2012
	(In thousands)
Capitalized costs:
Proved	$562,019	$447,369
Unproved	33,467	29,447
	$595,486	$476,816
Less accumulated depreciation, depletion, amortization and impairment	(88,514)	(60,489)
Net capitalized costs	$506,972	$416,327

Schedule of Changes in Asset Retirement Obligation
The ARO consisted of the following for the periods indicated:

Three Months Ended March 31, 2014
(In thousands)
Asset retirement obligation at beginning of period	$2,584
Liabilities assumed	2,192
Accretion expense	29
Asset retirement obligation at end of period	$4,805

The ARO consisted of the following for the years indicated:

	Year Ended December 31,
	2013	2012
	(In thousands)
Asset retirement obligation at beginning of year	$2,716	$1,114
Liabilities acquired	296	—
Liabilities incurred	348	1,474
Liabilities settled	(897)	—
Revision of estimate	—	13
Accretion expense	121	115
Asset retirement obligation at end of year	$2,584	$2,716

Schedule of Income Tax Expense
The following is an analysis of the Company's consolidated income tax expense:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Current	$963	$—
Deferred	134,250	—
Provision for income taxes	$135,213	$—

Schedule of Concentration of Risk, Accounts Receivable
The following table summarizes concentration of receivables, net of allowances, by product or service as of the following dates:

	December 31,
	2013	2012
	(In thousands)
Receivables by product or service:
Sale of oil and natural gas and related products and services	$15,618	$9,673
Joint interest owners	10,707	11,935
Other	21	6
Total	$26,346	$21,614